PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	December 26,	June 27,
	2020	2020

Land and Buildings	$37,421,326	$37,400,378
Finance Lease Right-of-Use Assets	12,650,946	26,194,566
Furniture and Fixtures	14,042,105	13,970,449
Leasehold Improvements	67,534,535	63,976,372
Equipment and Software	29,700,665	29,277,120
Construction in Progress	36,404,721	38,470,016

Total Property and Equipment	197,754,298	209,288,901

Less Accumulated Depreciation	(45,327,125)	(34,741,034)

Property and Equipment, Net	$152,427,173	$174,547,867

	2020	2019

Land and Buildings	$37,400,378	$68,005,575
Finance Lease Right-of-Use Assets	26,194,566	17,081,955
Furniture and Fixtures	13,970,449	14,273,678
Leasehold Improvements	63,976,372	36,186,686
Equipment and Software	29,277,120	36,175,978
Construction in Progress	38,470,016	75,997,268

Total Property and Equipment	209,288,901	247,721,140

Less Accumulated Depreciation	(34,741,034)	(14,825,859)

Property and Equipment, Net	$174,547,867	$232,895,281